UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Short-Term Bond Fund of AmericaSM

Investment portfolio

November 30, 2008
 unaudited

Bonds & notes — 60.37%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 30.61%
U.S. Treasury 4.75% 2008	$5,000	$5,019
U.S. Treasury 3.50% 2009	1,000	1,029
U.S. Treasury 3.875% 2009[1,2]	13,342	13,143
U.S. Treasury 4.875% 2009	10,000	10,079
U.S. Treasury 4.875% 2009	2,000	2,039
U.S. Treasury 6.00% 2009	4,000	4,144
U.S. Treasury 0.875% 2010[1,2]	11,550	10,744
U.S. Treasury 2.00% 2010	10,000	10,168
U.S. Treasury 2.00% 2010	8,000	8,164
U.S. Treasury 2.875% 2010	5,000	5,160
U.S. Treasury 4.375% 2010	10,000	10,707
U.S. Treasury 4.75% 2010	12,000	12,586
U.S. Treasury 5.75% 2010	35,000	37,965
U.S. Treasury 6.50% 2010	5,000	5,342
U.S. Treasury 4.625% 2011	9,000	9,901
U.S. Treasury 4.875% 2011	10,000	10,921
U.S. Treasury 5.125% 2011	10,000	11,032
U.S. Treasury 3.00% 2012[1,2]	2,434	2,332
U.S. Treasury 4.625% 2012	5,000	5,537
U.S. Treasury 4.75% 2012	15,000	16,774
U.S. Treasury 2.75% 2013	8,000	8,438
U.S. Treasury 3.125% 2013	20,000	21,191
U.S. Treasury 3.375% 2013	20,000	21,470
U.S. Treasury 3.50% 2013	6,000	6,497
U.S. Treasury 3.625% 2013	5,000	5,430
U.S. Treasury 3.875% 2013	10,000	10,988
U.S. Treasury 4.25% 2013	5,000	5,575
U.S. Treasury 11.75% 2014	5,000	5,496
U.S. Treasury 12.50% 2014	10,000	10,791
U.S. Treasury 13.25% 2014	10,000	10,555
Fannie Mae 4.375% 2010	10,000	10,328
Fannie Mae 7.125% 2010	14,000	14,990
Fannie Mae 3.625% 2011	10,000	10,213
Fannie Mae 5.00% 2011	10,000	10,557
Fannie Mae 5.50% 2011	2,000	2,120
Fannie Mae 6.00% 2011	16,000	17,156
Fannie Mae 6.125% 2012	12,000	13,114
Fannie Mae 4.625% 2013	5,000	5,007
Federal Home Loan Bank 2.25% 2009	4,000	3,990
Federal Home Loan Bank 2.50% 2009	5,000	4,999
Federal Home Loan Bank 2.72% 2009	5,000	5,032
Federal Home Loan Bank 3.50% 2009	3,000	3,009
Federal Home Loan Bank 4.375% 2009	3,500	3,551
Federal Home Loan Bank 5.25% 2009	3,000	3,057
Federal Home Loan Bank 3.375% 2010	10,000	10,119
Federal Home Loan Bank 3.625% 2010	10,000	10,190
Federal Home Loan Bank 2.875% 2011	10,000	10,001
Federal Home Loan Bank 3.375% 2011	5,000	5,054
Federal Home Loan Bank 3.625% 2011	2,0 00	2,038
Federal Home Loan Bank 5.60% 2011	5,000	5,306
Federal Home Loan Bank 4.625% 2012	10,000	10,485
Freddie Mac 4.125% 2009	5,000	5,107
Freddie Mac 5.25% 2009	4,000	4,069
Freddie Mac 7.00% 2010	10,000	10,632
Freddie Mac 3.25% 2011	7,500	7,585
Freddie Mac 5.25% 2011	10,000	10,624
Freddie Mac 4.50% 2014	13,000	13,798
Federal Agricultural Mortgage Corp. 3.875% 2011	3,000	3,066
Federal Agricultural Mortgage Corp. 5.50% 2011[3]	7,000	7,385
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 1.549% 2013[4]	8,000	7,883
Private Export Funding Corp. 4.974% 2013	5,000	5,390
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 3.25% 2011	3,000	3,010
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	2,250	2,257
		540,339

MORTGAGE-BACKED OBLIGATIONS[5] — 11.26%
Fannie Mae 4.50% 2020	10,394	10,451
Fannie Mae 4.50% 2020	5,252	5,290
Fannie Mae 4.50% 2020	4,434	4,466
Fannie Mae 4.50% 2021	4,447	4,468
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	741	743
Fannie Mae 5.00% 2023	6,305	6,357
Fannie Mae 5.00% 2023	4,261	4,296
Fannie Mae 5.00% 2023	3,303	3,330
Fannie Mae 5.00% 2023	2,995	3,020
Fannie Mae 5.00% 2023	2,653	2,675
Fannie Mae 5.00% 2023	666	672
Fannie Mae 6.172% 2037[4]	1,720	1,744
Fannie Mae 6.78% 2037[4]	1,138	1,157
Fannie Mae 4.961% 2038[4]	4,670	4,635
Fannie Mae 5.217% 2038[4]	4,873	4,905
Fannie Mae 5.482% 2038[4]	5,412	5,462
Freddie Mac 5.464% 2037[4]	2,617	2,649
Freddie Mac 5.676% 2037[4]	2,802	2,816
Freddie Mac 5.721% 2037[4]	2,129	2,147
Freddie Mac 5.783% 2037[4]	2,564	2,586
Freddie Mac 5.857% 2037[4]	634	641
Freddie Mac 6.208% 2037[4]	2,635	2,677
Freddie Mac 6.283% 2037[4]	1,304	1,318
Freddie Mac 5.17% 2038[4]	4,481	4,463
Freddie Mac 5.227% 2038[4]	4,008	4,019
Freddie Mac 5.545% 2038[4]	5,586	5,629
Freddie Mac 5.598% 2038[4]	263	264
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	3,191	2,960
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	945
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	545	510
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,532
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	974
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,250	943
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 2037[4]	1,731	1,343
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	3,190	2,732
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	1,000	986
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	1,823
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,845	1,597
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,500	2,338
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	2,000	1,752
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	971	918
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,000	1,792
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	5	5
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	300	293
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	197	185
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[4]	1,000	859
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 3.21% 2018[3,4]	4,000	3,735
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 2018[3]	4,000	4,069
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	2,944	2,803
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	3,815	3,372
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	3,862	3,503
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,500	2,144
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3]	5,000	5,123
Bank of America 5.50% 2012[3]	5,000	5,103
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	475	454
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 2042[4]	1,550	1,261
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[4]	2,700	2,320
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	781
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 2032[4]	4,000	3,210
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	662	580
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,864	1,759
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	1,300	1,123
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 1.515% 2046[4]	3,726	3,125
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	1,293	1,157
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 2042[4]	1,000	734
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	1,312	1,229
HBOS Treasury Services PLC 5.00% 2011[3]	3,000	3,040
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	750	719
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	1,000	950
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,750	1,342
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	2,970	2,772
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,880	1,491
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	1,477	1,268
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	1,910	1,753
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-1, 4.446% 2042	20	20
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	500	503
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[4]	422	372
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	242	244
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[4]	590	510
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	2,000	1,826
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	214	187
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.088% 2047[4]	3,523	1,964
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.062% 2036[4]	1,666	1,063
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.34% 2037[4]	1,687	923
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.915% 2049[4]	2,199	1,953
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	810	594
Wells Fargo Mortgage-backed Securities Trust, Series 2004-H, Class A-1, 4.53% 2034[4]	1,806	1,308
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 2036[4]	312	297
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 3-A-1, 5.938% 2036[4]	2,534	981
J.P. Morgan Alternative Loan Trust, Series 2006-A3, Class 2-A-1, 6.069% 2036[4]	863	340
Nationwide Building Society, Series 2007-2, 5.50% 2012[3]	1,500	1,441
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,375	1,048
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	534	498
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	500	394
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.449% 2019[3,4]	899	733
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	710	620
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	723	607
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class III-A-1, 5.827% 2036[4]	1,054	584
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 5.475% 2035[4]	1,173	492
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	505	454
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.982% 2036[4]	401	275
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033[4]	327	241
		198,759

ASSET-BACKED OBLIGATIONS[5] — 9.45%
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.243% 2013[4]	9,500	8,013
Citibank Credit Card Issuance Trust, Class 2001-A7, 2.284% 2013[4]	2,000	1,718
Citibank Credit Card Issuance Trust, Series 2006, Class A4, 5.45% 2013	585	552
Citibank Credit Card Issuance Trust, Class 2007-A7, 1.802% 2014[4]	3,000	2,464
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	7,261	7,319
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	2,972
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	972	973
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	544	545
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	360	359
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	2,275	2,240
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,400	5,421
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	1,080	1,086
PECO Energy Transition Trust, Series 2000-A, Class A-3, 7.625% 2010	5,790	5,844
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	2,000	2,044
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-1, 4.98% 2012	5,381	5,371
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	3,000	2,958
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	7,000	6,719
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	1,500	1,378
Chase Issuance Trust, Series 2007-A9, Class A, 1.452% 2014[4]	6,000	4,913
Chase Issuance Trust, Series 2008-13, Class A, 4.319% 2015[4]	3,000	2,516
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	698	687
Triad Automobile Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.42% 2013	2,475	2,260
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	4,000	3,829
CarMax Auto Owner Trust, Series 2007-3, Class A-3a, 5.19% 2011	2,000	1,893
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	4,631
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 1.452% 2013[3,4]	1,500	1,290
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	4,000	3,280
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 1.472% 2015[3,4]	2,000	1,600
BA Credit Card Trust, Series 2006-6, Class A, 1.452% 2013[4]	4,000	3,448
BA Credit Card Trust, Series 2008-1, Class A-1, 2.002% 2013[3,4]	2,000	1,808
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	900	848
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	5,750	4,974
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	2,000	1,904
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3a, 4.71% 2012	3,000	2,758
CL&P Funding LLC, Series 2001-1, Class A-5, 6.21% 2011	4,292	4,330
American Express Issuance Trust, Series 2008-2, Class A, 4.02% 2011	4,500	4,293
American Express Credit Account Master Trust, Series 2005-5, Class A, 1.463% 2013[4]	2,100	1,919
American Express Credit Account Master Trust, Series 2008-1, Class A, 1.872% 2013[4]	2,500	2,214
Discover Card Master Trust I, Series 2006-1, Class A2, 1.472% 2013[4]	4,750	4,083
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	3,852
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	763
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	3,000	2,741
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 1.572% 2014[4]	2,000	1,714
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 1.482% 2015[4]	2,000	1,523
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,500	3,122
Discover Card Execution Note Trust, Series 2008-2, Class A, 2.422% 2012[4]	3,000	2,822
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	1,250	1,225
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	1,500	1,404
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	2,600	2,523
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	2,337	2,323
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	1,971	1,961
BMW Vehicle Lease Trust, Series 2007-1, Class A-3B, 1.663% 2013[4]	2,000	1,900
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3]	1,500	1,094
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[3]	1,000	785
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	1,725	1,704
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[4]	1,500	721
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	970	928
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,600	1,633
Consumers Funding LLC, Series 2001-1, Class A-4, 4.98% 2012	80	81
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,525	1,535
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	1,612
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3]	1,500	1,468
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,368	1,375
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,241
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	1,500	1,200
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	140	139
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	1,100	1,024
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	1,000	961
Boston Edison Co., Series 1999-1, Class A-5, 7.03% 2012	753	762
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	747
CWABS, Inc., Series 2006-24, Class 2-A-3, 1.545% 2047[4]	2,000	733
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[4]	618	589
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	582	557
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 1.645% 2036[4]	309	256
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	210	207
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	162	133
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 2035[4]	77	71
		166,883

CORPORATE BONDS & NOTES — 8.89%
Financials — 4.58%
Berkshire Hathaway Finance Corp. 4.60% 2013[3]	6,625	6,513
Berkshire Hathaway Finance Corp. 5.00% 2013[3]	1,715	1,706
New York Life Global Funding 5.25% 2012[3]	4,500	4,379
New York Life Global Funding 4.65% 2013[3]	3,000	2,859
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	3,975
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	1,986
Jackson National Life Global 2.59% 2009[3,4]	2,000	1,997
Jackson National Life Global 5.375% 2013[3]	3,750	3,316
TIAA Global Markets 4.95% 2013[3]	5,500	5,247
Northern Trust Corp. 5.20% 2012	1,000	977
Northern Trust Corp. 5.50% 2013	4,200	4,137
Principal Life Insurance Co. 5.30% 2013	5,000	4,618
Monumental Global Funding 5.50% 2013[3]	4,490	4,259
Principal Life Insurance Co. 6.25% 2012[3]	4,200	4,168
JPMorgan Chase & Co. 5.60% 2011	2,000	1,978
JPMorgan Chase & Co. 5.375% 2012	2,000	1,975
American Honda Finance Corp. 3.858% 2010[3,4]	4,000	3,890
Allstate Life Global Funding Trust, Series 2008-1, 2.781% 2010[4]	2,000	1,836
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	1,891
Bank of America Corp. 5.375% 2012	3,500	3,431
Prudential Financial, Inc., Series D, 5.10% 2011	1,000	903
Prudential Financial, Inc., Series B, 4.75% 2014	2,000	1,598
American Express Co. 4.75% 2009	1,500	1,471
American Express Centurion Bank 5.55% 2012	1,000	900
Citigroup Inc. 5.50% 2013	2,000	1,822
Metropolitan Life Global Funding I, 5.125% 2013[3]	2,000	1,796
Hartford Life Insurance Co. 4.853% 2012[4]	2,000	1,507
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	1,143
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[3]	1,375	1,105
Wells Fargo & Co. 4.375% 2013	1,000	956
Lincoln National Corp. 5.65% 2012	1,000	875
Merrill Lynch & Co., Inc., Series C, 3.044% 2012[4]	1,000	795
Marshall & Ilsley Corp. 3.083% 2012[4]	1,000	781
		80,790

Telecommunication services — 0.89%
AT&T Inc. 4.95% 2013	7,500	7,078
Verizon Global Funding Corp. 7.25% 2010	1,000	1,015
Verizon Communications Inc. 7.375% 2013[3]	5,000	4,959
Singapore Telecommunications Ltd. 6.375% 2011[3]	2,500	2,641
		15,693

Health care — 0.72%
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	7,898
AstraZeneca PLC 5.40% 2012	3,000	3,107
Aetna Inc. 5.75% 2011	1,753	1,649
		12,654

Industrials — 0.71%
Canadian National Railway Co. 4.95% 2014	5,000	4,772
John Deere Capital Corp., Series D, 4.90% 2013	3,000	2,850
Caterpillar Financial Services Corp., Series F, 4.85% 2012	2,000	1,904
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	935
Raytheon Co. 5.375% 2013	2,000	2,012
		12,473

Utilities — 0.63%
Southern Co., Series 2008-A, 2.918% 2010[4]	2,000	1,926
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,679
Southern Co., Series 2007-A, 5.30% 2012	1,000	992
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,624
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,000	1,890
		11,111

Consumer staples — 0.58%
Diageo Capital PLC 7.375% 2014	4,000	4,173
Walgreen Co. 4.875% 2013	4,000	4,066
PepsiCo, Inc. 4.65% 2013	2,000	2,009
		10,248

Energy — 0.28%
BP Capital Markets PLC 3.026% 2010[4]	3,000	2,955
BP Capital Markets PLC 5.25% 2013	2,000	2,009
		4,964

Consumer discretionary — 0.23%
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,517
Walt Disney Co. 4.70% 2012	1,500	1,475
		3,992

Information technology — 0.22%
International Business Machines Corp. 4.096% 2011[4]	3,000	2,816
Cisco Systems, Inc. 5.25% 2011	1,000	1,014
		3,830

Materials — 0.05%
E.I. du Pont de Nemours and Co. 5.00% 2013	910	914

Total corporate bonds & notes		156,669

MUNICIPALS — 0.16%
State of Wisconsin, General Fund Annual Appropriation Refunding Bonds, Series 2008-A, FSA insured, 3.479% 2011	3,000	2,925

Total bonds & notes (cost: $1,093,743,000)		1,065,575

Short-term securities — 39.30%

Federal Home Loan Bank 1.08%–2.60% due 12/10/2008–2/18/2009	84,800	84,725
U.S. Treasury Bills 0.45%–1.03% due 1/15–1/22/2009	56,100	56,095
Fannie Mae 0.84%–2.65% due 12/8/2008–2/4/2009	55,000	54,952
Freddie Mac 0.75%–1.30% due 12/17/2008–2/23/2009	47,500	47,434
Wal-Mart Stores Inc. 2.15% due 12/5/2008[3]	40,000	39,988
Pfizer Inc 1.40%–1.85% due 1/6–1/30/2009[3]	34,000	33,940
IBM Corp. 2.39% due 12/3/2008[3]	31,500	31,489
Ranger Funding Co. LLC 1.40% due 1/21/2009[3]	16,400	16,365
Enterprise Funding Co. LLC 1.45% due 1/9/2009[3]	15,000	14,976
Coca-Cola Co. 1.75% due 12/5/2008[3]	28,300	28,293
Brown-Forman Corp. 2.35% due 1/13/2009[3]	27,200	27,150
John Deere Capital Corp. 2.30% due 12/5/2008[3]	25,000	24,992
Procter & Gamble International Funding S.C.A. 2.20% due 12/12/2008[3]	23,600	23,583
International Bank for Reconstruction and Development 1.40%–2.10% due 12/5/2008–1/20/2009	23,500	23,479
Caterpillar Financial Services Corp. 1.25% due 2/3/2009	21,000	20,944
Medtronic Inc. 1.10% due 1/26/2009[3]	20,000	19,928
Yale University 1.97% due 2/2/2009	20,000	19,918
Johnson & Johnson 1.35% due 12/22/2008[3]	17,100	17,079
Nokia Corp. 1.45% due 12/8/2008[3]	15,000	14,995
Hewlett-Packard Co. 0.95% due 12/11/2008[3]	14,700	14,696
Eli Lilly and Co. 1.40% due 1/21/2009[3]	12,800	12,778
BP Capital Markets PLC 1.10% due 2/4/2009[3]	10,800	10,754
American Honda Finance Corp. 1.55% due 12/12/2008	10,000	9,995
Private Export Funding Corp. 2.20% due 12/19/2008[3]	10,000	9,979
Jupiter Securitization Co., LLC 1.40% due 1/21/2009[3]	9,300	9,268
Eaton Corp. 1.50% due 2/10/2009[3]	8,300	8,261
General Electric Capital Corp. 0.50% due 12/1/2008	7,500	7,500
AT&T Inc. 1.40% due 12/8/2008[3]	6,500	6,498
Walt Disney Co. 1.70%–1.75% due 12/18/2008–1/26/2009	3,500	3,495

Total short-term securities (cost: $693,508,000)		693,549

Total investment securities (cost: $1,787,251,000)		1,759,124
Other assets less liabilities		5,819

Net assets		$1,764,943

[1]	Index-linked bond whose principal amount moves with a government retail price index.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $26,219,000, which represented 1.49% of the net assets of the fund.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $459,961,000, which represented 26.06% of the net assets of the fund.

[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2008 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	1,759,124
Level 3 — Significant unobservable inputs	—
Total	$1,759,124

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,836
Gross unrealized depreciation on investment securities	(41,975)
Net unrealized depreciation on investment securities	(28,139)
Cost of investment securities for federal income tax purposes	1,787,263

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-948-0109O-S15778

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 28, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 28, 2009